Risk Management (Details 33) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Interest rate
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	Variation of -5%
Tradicional plans (contributing period)Tradicional plans (contributing period)	R$ (60,733)
PGBL and VGBL (contributing period)	(5,446)
All plans(retirement benefit period)	(112,782)
Total	R$ (178,961)
Longevity
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	+0.2 p.p.
Tradicional plans (contributing period)Tradicional plans (contributing period)	R$ (5,057)
PGBL and VGBL (contributing period)	(504)
All plans(retirement benefit period)	(35,507)
Total	R$ (41,068)
Conversion to income
Sensibility test for Life Insurance with Survival
Percentage adjustment to each assumption:	+ 5 p.p.
Tradicional plans (contributing period)Tradicional plans (contributing period)	R$ (21,691)
PGBL and VGBL (contributing period)	(18,409)
Total	R$ (40,100)